Schedule I-Condensed Financial Information (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOW FROM OPERATING ACTIVITIES:
Net (loss) income	$ 52,299,863	$ (9,472,074)	$ (107,271,525)
Adjustments to reconcile net (loss) income to net cash by operating activities:
Share-based compensation expenses	12,456,263	7,596,949	73,927,902
Changes in operating assets and liabilities:
Amount due from a subsidiary	177,237	1,924,616	(2,101,853)
Net cash from operating activities	437,081,800	111,569,205	1,306,775
Cash flows from financing activities:
Proceeds from issuance of ordinary shares in the offerings, net of issuance costs	90,348,312	62,689,835
Proceeds from issuance of ordinary shares upon exercise of stock options	2,049,326	191,533
Net cash provided by financing activities	92,397,638	50,170,648	66,785,746
Net increase in cash and cash equivalents	210,242,390	79,517,851	43,843,687
Cash and cash equivalents at beginning of the period	124,472,629	44,954,778	1,111,091
Cash and cash equivalents at end of the period	334,715,019	124,472,629	44,954,778
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution	153,829,188	121,629,677
VIE
CASH FLOW FROM OPERATING ACTIVITIES:
Net (loss) income	(1,946,318)	8,058,229	(26,409,424)
Restriction on dividend distribution
Dividend paid to the Company	0	0	0
Amount of restricted capital and reserves not available for dividend distribution	3,829,188	3,829,188
Parent company
CASH FLOW FROM OPERATING ACTIVITIES:
Net (loss) income	52,299,863	(9,472,074)	(107,271,525)
Adjustments to reconcile net (loss) income to net cash by operating activities:
Equity in (losses) incomes of subsidiaries and a variable interest entity	(64,756,126)	1,875,125	33,343,623
Share-based compensation expenses	12,456,263	7,596,949	73,927,902
Changes in operating assets and liabilities:
Amount due from a subsidiary	(92,302,514)
Net cash from operating activities	(92,302,514)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares in the offerings, net of issuance costs	90,348,312
Proceeds from issuance of ordinary shares upon exercise of stock options	2,049,326
Net cash provided by financing activities	92,397,638
Net increase in cash and cash equivalents	95,124
Cash and cash equivalents at end of the period	95,124
Restriction on dividend distribution
Cash dividend declared and paid to the Company	0	0	0
WOFE
Restriction on dividend distribution
Dividend paid to the Company	0	0	0
Amount of restricted capital and reserves not available for dividend distribution	$ 150,000,000	$ 105,000,000